Exhibit 99.1

Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	28
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 4, 2014
Closing Date:	February 5, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,194,774,929.46	62,651	3.36%	60.38
Original Adj. Pool Balance:	$1,148,453,622.72

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$234,000,000.00	19.585%	0.20000%	February 17, 2015
Class A-2 Notes	Fixed	$365,000,000.00	30.550%	0.46000%	January 16, 2017
Class A-3 Notes	Fixed	$348,000,000.00	29.127%	0.79000%	July 16, 2018
Class A-4 Notes	Fixed	$115,890,000.00	9.700%	1.32000%	August 15, 2019
Class B Notes	Fixed	$20,670,000.00	1.730%	1.73000%	August 15, 2019
Class C Notes	Fixed	$31,010,000.00	2.595%	2.02000%	August 15, 2019
Class D Notes	Fixed	$25,270,000.00	2.115%	2.53000%	July 15, 2020
Total Securities		$1,139,840,000.00	95.402%

Overcollateralization		$8,613,622.72	0.721%
YSOA		$46,321,306.74	3.877%
Total Original Pool Balance		$1,194,774,929.46	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$180,670,180.45	0.5191672	$161,129,320.97	0.4630153	$19,540,859.49
Class A-4 Notes	$115,890,000.00	1.0000000	$115,890,000.00	1.0000000	$-
Class B Notes	$20,670,000.00	1.0000000	$20,670,000.00	1.0000000	$-
Class C Notes	$31,010,000.00	1.0000000	$31,010,000.00	1.0000000	$-
Class D Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000	$-
Total Securities	$373,510,180.45	0.3276865	$353,969,320.97	0.3105430	$19,540,859.49

Weighted Avg. Coupon (WAC)	3.22%		3.22%
Weighted Avg. Remaining Maturity (WARM)	34.03		33.13
Pool Receivables Balance	$403,822,892.43		$383,480,085.56
Remaining Number of Receivables	38,877		38,020

Adjusted Pool Balance	$390,736,984.80		$371,196,125.31

III. COLLECTIONS

Principal:
Principal Collections	$19,907,131.95
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$445,392.26
Total Principal Collections	$20,352,524.21

Interest:
Interest Collections	$1,051,393.63
Late Fees & Other Charges	$40,213.15
Interest on Repurchase Principal	$-
Total Interest Collections	$1,091,606.78

Collection Account Interest	$6,935.66
Reserve Account Interest	$999.80
Servicer Advances	$-

Total Collections	$21,452,066.45

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Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	28
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$21,452,066.45
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$21,452,066.45

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$336,519.08	$-	$336,519.08	$336,519.08
Collection Account Interest					$6,935.66
Late Fees & Other Charges					$40,213.15
Total due to Servicer					$383,667.89

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$118,941.20		$118,941.20
Class A-4 Notes		$127,479.00		$127,479.00

Total Class A interest:		$246,420.20		$246,420.20	$246,420.20

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$29,799.25		$29,799.25	$29,799.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,200.17		$52,200.17	$52,200.17

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$53,277.58		$53,277.58	$53,277.58

Available Funds Remaining:					$20,686,701.36

9. Regular Principal Distribution Amount:					$19,540,859.49

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$19,540,859.49
Class A-4 Notes		$-
Class A Notes Total:	$19,540,859.49	$19,540,859.49
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$19,540,859.49	$19,540,859.49

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,145,841.87

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,085,907.63
Beginning Period Amount	$13,085,907.63
Current Period Amortization	$801,947.38
Ending Period Required Amount	$12,283,960.25
Ending Period Amount	$12,283,960.25
Next Distribution Date Required Amount	$11,509,708.08

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,871,134.06
Beginning Period Amount	$2,871,134.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,871,134.06
Ending Period Amount	$2,871,134.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$17,226,804.34	$17,226,804.34	$17,226,804.34
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.41%	4.64%	4.64%

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Hyundai Auto Receivables Trust 2014-A

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	28
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.77%	37,553	98.14%	$376,346,301.22
30 - 60 Days	0.99%	375	1.49%	$5,700,099.34
61 - 90 Days	0.23%	86	0.35%	$1,347,439.12
91-120 Days	0.02%	6	0.02%	$86,245.88
121 + Days	0.00%	0	0.00%	$-
Total		38,020		$383,480,085.56

Delinquent Receivables 30+ Days Past Due
Current Period	1.23%	467	1.86%	$7,133,784.34
1st Preceding Collection Period	1.06%	413	1.59%	$6,404,289.24
2nd Preceding Collection Period	1.04%	412	1.53%	$6,514,161.61
3rd Preceding Collection Period	1.12%	453	1.63%	$7,281,912.62
Four-Month Average	1.11%		1.65%

Repossession in Current Period		28		$444,874.16
Repossession Inventory		66		$257,682.26

Current Charge-Offs
Gross Principal of Charge-Offs				$435,674.92
Recoveries				$(445,392.26)
Net Loss				$(9,717.34)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.03%

Average Pool Balance for Current Period				$393,651,488.99

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.03%
1st Preceding Collection Period				0.14%
2nd Preceding Collection Period				0.04%
3rd Preceding Collection Period				0.64%
Four-Month Average				0.20%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	36	1,544	$24,904,335.57
Recoveries	55	1,361	$(13,733,862.74)
Net Loss			$11,170,472.83
Cumulative Net Loss as a % of Initial Pool Balance			0.93%

Net Loss for Receivables that have experienced a Net Loss *	22	1,302	$11,210,165.43
Average Net Loss for Receivables that have experienced a Net Loss			$8,609.96

Principal Balance of Extensions			$1,794,730.26
Number of Extensions			109

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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